Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	September 2013
Distribution Date	10/15/13
Transaction Month	9
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		December 15, 2012
Closing Date:		January 30, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,555,688,377.99	79,529	3.88%	58.16
Original Adj. Pool Balance:		$1,532,687,217.90

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$345,000,000.00	22.177%	0.20000%		February 18, 2014
Class A-2 Notes	Fixed	$486,000,000.00	31.240%	0.40000%		December 15, 2015
Class A-3 Notes	Fixed	$422,000,000.00	27.126%	0.56000%		July 17, 2017
Class A-4 Notes	Fixed	$163,200,000.00	10.491%	0.75000%		September 17, 2018
Class B Notes	Fixed	$28,350,000.00	1.822%	1.13000%		September 17, 2018
Class C Notes	Fixed	$43,680,000.00	2.808%	1.35000%		June 17, 2019
Total Securities		$1,488,230,000.00	95.664%

Overcollateralization		$44,457,217.90	2.858%
YSOA		$23,001,160.09	1.479%
Total Original Pool Balance		$1,555,688,377.99	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$450,510,767.89	0.9269769	$411,904,550.91	0.8475402	$38,606,216.97
Class A-3 Notes	$422,000,000.00	1.0000000	$422,000,000.00	1.0000000	$-
Class A-4 Notes	$163,200,000.00	1.0000000	$163,200,000.00	1.0000000	$-
Class B Notes	$28,350,000.00	1.0000000	$28,350,000.00	1.0000000	$-
Class C Notes	$43,680,000.00	1.0000000	$43,680,000.00	1.0000000	$-
Total Securities	$1,107,740,767.89	0.7443344	$1,069,134,550.91	0.7183934	$38,606,216.97

Weighted Avg. Coupon (WAC)	3.89%		3.89%
Weighted Avg. Remaining Maturity (WARM)	50.45		49.56
Pool Receivables Balance	$1,169,752,143.31		$1,128,786,957.79
Remaining Number of Receivables	69,765		68,647

Adjusted Pool Balance	$1,153,896,633.21		$1,113,681,823.87

III. COLLECTIONS

Principal:
Principal Collections	$39,241,367.37
Repurchased Contract Proceeds Related to Principal
Recoveries/Liquidation Proceeds	$876,086.35
Total Principal Collections	$40,117,453.72

Interest:
Interest Collections	$3,747,884.58
Late Fees & Other Charges	$59,800.91
Interest on Repurchase Principal	$-
Total Interest Collections	$3,807,685.49

Collection Account Interest	$555.47
Reserve Account Interest	$50.77
Servicer Advances	$-

Total Collections	$43,925,745.45

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Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	September 2013
Distribution Date	10/15/13
Transaction Month	9
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections					$43,925,745.45
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$43,925,745.45
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$974,793.45		$974,793.45	$974,793.45
Collection Account Interest					$555.47
Late Fees & Other Charges					$59,800.91
Total due to Servicer					$1,035,149.83

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$150,170.26		$150,170.26
Class A-3 Notes		$196,933.33		$196,933.33
Class A-4 Notes		$102,000.00		$102,000.00

Total Class A interest:		$449,103.59		$449,103.59	$449,103.59

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$26,696.25		$26,696.25	$26,696.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$49,140.00		$49,140.00	$49,140.00

Available Funds Remaining:					$42,365,655.78

7. Regular Principal Distribution Amount:					$38,606,216.97

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$38,606,216.97
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$38,606,216.97		$38,606,216.97
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$38,606,216.97		$38,606,216.97

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					3,759,438.81

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$15,855,510.10
Beginning Period Amount	$15,855,510.10
Current Period Amortization	$750,376.17
Ending Period Required Amount	$15,105,133.92
Ending Period Amount	$15,105,133.92
Next Distribution Date Amount	$14,374,759.27

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Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	September 2013
Distribution Date	10/15/13
Transaction Month	9
30/360 Days	30
Actual/360 Days	29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,831,718.04
Beginning Period Amount	$3,831,718.04
Current Period Release to Collection Account
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,831,718.04
Ending Period Amount	$3,831,718.04

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$46,155,865.33	$44,547,272.95	$44,547,272.95
Overcollateralization as a % of Original Adjusted Pool		3.01%	2.91%	2.91%
Overcollateralization as a % of Current Adjusted Pool		4.00%	4.00%	4.00%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.83%	67,843	98.62%	$1,113,179,805.18
30 - 60 Days	0.94%	643	1.11%	$12,568,701.00
61 - 90 Days	0.19%	129	0.21%	$2,422,351.44
91 + Days	0.05%	32	0.05%	$616,100.17
		68,647		$1,128,786,957.79
Total
Delinquent Receivables 61 + days past due	0.23%	161	0.27%	$3,038,451.61
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.25%	171	0.29%	$3,411,642.90
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.24%	170	0.29%	$3,566,579.13
Three-Month Average Delinquency Ratio	0.24%		0.29%

Repossession in Current Period		54		$1,182,586.65
Repossession Inventory		101		$1,006,588.19

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,723,818.15
Recoveries				$(876,086.35)
Net Charge-offs for Current Period				$847,731.80

Beginning Pool Balance for Current Period				$1,169,752,143.31

Net Loss Ratio				0.87%
Net Loss Ratio for 1st Preceding Collection Period				0.66%
Net Loss Ratio for 2nd Preceding Collection Period				0.87%
Three-Month Average Net Loss Ratio for Current Period				0.80%

Cumulative Net Losses for All Periods				$4,657,154.28
Cumulative Net Losses as a % of Initial Pool Balance				0.30%

Principal Balance of Extensions				$5,566,262.13
Number of Extensions				267

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